Schedule of Investments (unaudited)	iShares® Semiconductor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 20.5%
Applied Materials Inc.	2,636,705	$414,911,899
ASML Holding NV(a)(b)	461,632	367,523,700
Entegris Inc.(b)	1,100,265	152,474,724
KLA Corp.	950,913	408,997,190
Lam Research Corp.	570,855	410,530,373
MKS Instruments Inc.	451,141	78,575,228
Teradyne Inc.	1,327,639	217,108,806
		2,050,121,920
Semiconductors — 79.3%
Advanced Micro Devices Inc.(b)(c)	3,516,212	505,982,907
Analog Devices Inc.	2,153,099	378,450,211
ASE Technology Holding Co. Ltd., ADR	5,903,206	46,104,039
Broadcom Inc.	1,401,878	932,823,640
Intel Corp.	11,318,344	582,894,716
Lattice Semiconductor Corp.(c)	1,106,308	85,252,094
Marvell Technology Inc.	5,453,085	477,090,407
Microchip Technology Inc.	4,442,486	386,762,831
Micron Technology Inc.	4,620,193	430,370,978
Monolithic Power Systems Inc.	354,334	174,803,592
NVIDIA Corp.	2,375,416	698,633,600
NXP Semiconductors NV	1,737,538	395,776,406
ON Semiconductor Corp.(b)(c)	3,469,385	235,640,629
Qorvo Inc.(b)(c)	895,842	140,100,730
QUALCOMM Inc.	4,298,806	786,122,653
Skyworks Solutions Inc.	1,346,333	208,870,102
STMicroelectronics NV., ADR(b)	2,441,384	119,334,850
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,118,963	375,242,439
Texas Instruments Inc.	2,017,443	380,227,482
United Microelectronics Corp., ADR(b)	6,690,373	78,277,364
Universal Display Corp.	352,468	58,167,794

Security	Shares	Value

Semiconductors (continued)
Wolfspeed Inc.(b)(c)	939,409	$104,997,744
Xilinx Inc.	1,698,824	360,201,653
		7,942,128,861

Total Common Stocks — 99.8%
(Cost: $8,527,510,823)		9,992,250,781

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	171,424,882	171,476,309
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	16,270,000	16,270,000
		187,746,309
Total Short -Term Investments — 1.9%
(Cost: $187,727,464)		187,746,309

Total Investments in Securities — 101.7%
(Cost: $8,715,238,287)		10,179,997,090

Other Assets, Less Liabilities — (1.7)%		(173,295,067)

Net Assets — 100.0%		$10,006,702,023

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,454,684	$138,062,681	(a)	$—	$(31,335)	$(9,721)	$171,476,309	171,424,882	$223,982	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,855,000	6,415,000	(a)	—	—	—	16,270,000	16,270,000	558		—
					$(31,335)	$(9,721)	$187,746,309		$224,540		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Semiconductor ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	55	03/18/22	$9,629	$262,655
Russell 2000 E-Mini Index	29	03/18/22	3,252	76,395
				$339,050

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks.	$9,992,250,781	$—	$—	$9,992,250,781
Money Market Funds	187,746,309	—	—	187,746,309
	$10,179,997,090	$—	$—	$10,179,997,090
Derivative financial instruments(a)
Assets
Futures Contracts	$339,050	$—	$—	$339,050

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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